Equity (Details) - Schedule of Share Capital - shares shares in Thousands	Dec. 31, 2023	Dec. 31, 2022
Ordinary Share [Member]
Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares, Authorized	1,000,000	1,000,000
Number of shares, Issued and paid-in	252,379	184,815
Class A Preferred Shares [Member]
Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class B Preferred Shares [Member]
Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class C Preferred Shares [Member]
Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class D Preferred Shares [Member]
Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class E Preferred Shares [Member]
Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in